Intangible Assets (Details 1) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Patents, net	$ 384,171	$ 447,427	$ 467,837
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
2016	164,997	162,281
2017	148,790	158,847
2018	24,124	80,861
2019	15,336	16,254
2020	12,962	10,401
Remainder	17.962	18,783
Patents, net	$ 384,171	$ 447,427